Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,729	$ 1,980
Accounts receivable	5,735	6,068
Inventories	5,365	5,058
Income taxes receivable	980	244
Assets held for sale		1,186
Total current assets	13,809	14,536
Property, plant and equipment, net	67,650	62,654
Exploration and evaluation	1,758	1,995
Other assets	1,710	1,766
Goodwill and other intangible assets	3,528	3,586
Deferred income taxes	84	81
Total assets	88,539	84,618
Current liabilities
Short-term debt	494	2,807
Current portion of long-term lease liabilities	348	317
Accounts payable and accrued liabilities	7,731	8,167
Current portion of provisions	983	564
Income taxes payable	41	484
Liabilities associated with assets held for sale		530
Total current liabilities	9,597	12,869
Long-term debt	11,087	9,800
Long-term lease liabilities	3,478	2,695
Other long-term liabilities	1,488	1,642
Provisions	11,610	9,800
Deferred income taxes	8,000	8,445
Equity	43,279	39,367
Total liabilities and shareholders' equity	$ 88,539	$ 84,618